Equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Equipment, net

Note 5 – Equipment, net

As of December 31, 2025 and 2024, equipment consisted of the following:

	December 31,	December 31,
	2025	2024
Cost:
Equipment	$43,396	$9,366
Vehicles	686,434	120,155
	729,830	129,521
Less: accumulated depreciation	(99,551)	(18,147)
Equipment, net	$630,279	$111,374

During the years ended December 31, 2025 and 2024, the Company recorded depreciation of $81,403 and $16,081, respectively.

During the year ended December 31, 2025 and 2024, the Company purchased vehicles and equipment for $525,481, and $120,155, of which $331,528 and $120,155 were purchased with a financing loan, and transferred vehicles from inventory of $74,827 due to a change of use in 2025.

Financing loan

The Company had a financing loan for the purchase of vehicle in September 2025. The loan repayment is $2,021 per month for 60 months, beginning October 2025, with an interest rate of 11.33%.

The Company had a financing loan for the purchase of vehicle in September 2025. The loan repayment is $2,083 per month for 48 months, beginning October 2025, with an interest rate of 11.90%.

The Company had a financing loan for the purchase of vehicle in January 2025. The loan repayment was $1,977 per month for the 72 months with an interest rate of 10.84%. In March 2025, the Company fully repaid this financing loan.

The Company had financing loan for a purchase of vehicle for the year ended December 31, 2024. The loan repayment is $1,898 per month for the first 36 months and then $2,590 per months for 30 months with an interest rate of $11.54%. In March 2025, the Company fully repaid this financing loan.

During the years ended December 31, 2025 and 2024, the Company recorded interest expense of $12,628 and $10,097, and repaid $277,624 and $32,462, of which $12,628 and $9,157 are for interest, respectively. As of December 31, 2025 and 2024, the Company had a financing loan of $163,381 and $96,849, respectively.